9. Provision for Reclamation Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Provision For Reclamation Liabilities Tables
Reclamation liabilities
($000s)	December 31, 2017	December 31, 2016
Beginning of the year	3,510	1,329
Acquisition of SnipGold (note 10)	-	2,224
Derecognition of Red Mountain	(1,039)	-
Accretion	10	19
Current year adjustment	-	(62)
End of the year	2,481	3,510